Subsequent Events	12 Months Ended
Sep. 30, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 16 — SUBSEQUENT EVENTS

On December 5, 2024, Changzhou Zhongjin entered into a repayment agreement with its customer Nissin Co., Ltd. (“Nissin Korea”). Pursuant to the agreement, the accounts receivable balance of $124,411 (RMB 872,447) as of September 30, 2024 will be fully repaid by Nissin Korea before December 31, 2024. On December 5, 2024, Taizhou Zhongjin also entered into a repayment agreement with Nissin Korea. Pursuant to the agreement, the accounts receivable balance of $903,041 (RMB 6,332,683) as of September 30, 2024 will be repaid by instalments, among which, $308,398 (RMB 2,162,677) and $197,233 (RMB 1,383,120) will be paid on December 31, 2024 and January 31, 2025, respectively, and subsequently, a monthly instalment payment of $142,600 (RMB 1,000,000) will be made until the total outstanding amount is repaid. However, Nissin Korea failed to make repayments according to the agreements, only approximately $0.3 million was subsequently repaid as the date of this report. In September 2024, Nissin Medical Industries Co., Ltd (“Nissin”), acquired the remaining equity interest of Nissin Korea from the other shareholder, and became the sole shareholder of Nissin Korea. After the acquisition of Nissin Korea, Nissin increased its capital contribution, however, due to the foreign exchange restriction, Nissin Korea has not yet received the additional capital contribution from Nissin. The Company has been negotiating with Nissin Korea, and the Company believes it will collect the remaining balance soon after Nissin Korea receives the capital injection, since Nissin is our largest customer, and has a stable long-term relationship with the Company for more than ten years.

The Company evaluated the subsequent events through January 24, 2025, which is the date of the issuance of these consolidated financial statements, and concluded that there are no additional subsequent events except disclosed above that would have required adjustment or disclosure in the consolidated financial statements.